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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Western Fixed Income Fund First Western Short Duration Bond Fund SEMI-ANNUAL REPORT February 28, 2015 (Unaudited)

FIRST WESTERN FUNDS TRUST
Letter to Shareholders
April 23, 2015

“Under Pressure”

Intensely focused on each word uttered by Federal Reserve (the “Fed”) Chairperson Janet Yellen at her recent congressional testimony, market participants attempted to decipher the timing of the Fed’s first rate hike since 2006. While determining the Fed’s intentions and timing for tightening monetary policy remains extremely important for domestic and global financial markets, perhaps another vital issue has not warranted sufficient attention. The Fed is under attack from both Republicans and Democrats, with its independence being challenged.

In 1913, the legislation that established the Federal Reserve ensured that this entity would be free of political interference so that monetary policy could be independent of the short-term focus of politicians. Thus, it stipulated that the Fed should fund itself, removing the ability of Congress to influence it by withholding budgets. In addition, Fed board members were given terms of 14 years to mitigate short-term thinking.

Although Republicans have been in charge of both chambers of Congress for only a short time, they have already introduced bills to increase Fed scrutiny. Recent remarks from members of the House and Senate have become increasingly hostile, with most attacks focused on stepping up oversight. Republican Senator and presidential hopeful Rand Paul of Kentucky re-introduced legislation that would remove the Fed’s exemption from GAO audits of their monetary policy. Approximately one-third of senators are co-sponsors of this bill, with most objecting to the aggressive monetary policy and the potential threat of inflation that may ensue should the Fed go unchecked.

Republican Senator Richard Shelby of Alabama, a long-time Fed basher, is once again the Chairman of the Senate Banking Committee. After more than quadrupling its balance sheet to $4.5 trillion through its purchases of U.S. Treasuries and mortgage-backed securities, the Fed has encountered additional critics which fear the implication of this massive bond portfolio. Shelby is planning to hold hearings to discuss the need for greater transparency and to get clarity on the Fed’s plans to shrink the sizeable portfolio.

While adversaries of the Fed’s independence have always existed, rarely have attacks crossed the aisles of the Beltway and found consensus among so many different factions. Certainly, the sheer enormity of the Fed’s balance sheet has made them an easy target and a concern for many legislators and investors. Furthermore, the easy money policies made many politicians uncomfortable, either due to the potential inflationary impact or dollar devaluation aspect.

However, politicizing their process would, in our opinion, raise many more problems than it would solve. Depending upon the politics of those in charge at the Fed and the party in control of Congress, the Fed may keep easy money policies in place well past prudence in good times or they may potentially deepen recessions by adopting tighter policies that restrict monetary flows. Due to the Fed’s expanded mandates and bloated balance sheet, one should not expect the political uproar to quietly dissipate.

Pressure has also intensified on the twelve decision makers that comprise the Federal Reserve Open Market Committee. Tasked with determining the timing of the first rate hike in nine years and the removal of the zero interest rate policy (ZIRP), which has been in place since 2008, the Fed faces numerous quandaries. While Fed chair Janet Yellen seems determined to make a move off of zero sometime in 2015, she has repeatedly stated its dependence upon the continuation of an improving U.S. economy, primarily employment and inflation moving toward their long-term targets of 5% and 2%, respectively.

Following growing concerns over recent softness in many economic data points, most economists now expect GDP growth in the range of 2.5% to 3.0%. The challenges of a harsh winter, weak demand overseas, a stronger dollar, and shipping delays from the West Coast port issues were enough to reduce first quarter growth by 0.5% to 1.0%. In addition, the March employment report, in which only 126,000 new jobs were created, was the first tepid statistic in this area in quite some time. Importantly, though, there have been several prior months of impressive, broad-based job growth that should convince the Fed to remain confident in the progress from the employment sector. The inflation outlook, however, is more difficult to assess. Most measures remain well below the target, although further economic growth will generally lead to slow gains in price levels.

Dollar strength and energy price weakness have dampened the inflation outlook, triggering fears of disinflation and even deflation. Although several broad inflation figures continue to fall short of the Fed’s 2% target, both statistical and anecdotal wage data have shown insipient signs of wage growth that may provide some counterbalance to these weakening price influences. Case in point was the March employment report, which produced an hourly wage increase of 0.3% and brought the year-over-year increase to 2.1%.

It is clear that debate within the financial markets and the Fed has inflicted added volatility to market yields, with expectations moving considerably following economic releases and Fed communiqués. The uncertainty was evident in the substantial fluctuations of the U.S. ten-year note. Beginning the year at 2.17%, the benchmark rallied significantly early in the quarter, hitting a low of 1.65%, as it was pulled down by Europe’s declining yields and hints of softening data.

This proved ephemeral as investors feared the removal of the Fed’s “patience” language and the approaching rate hike, which pushed the yield back up to 2.25% in quick fashion.

Once again short lived, Yellen’s dovish post-meeting comments, as well as the Fed’s reduction in several of their estimates, engendered another bond market rally when market participants interpreted these actions as a likely delay for the commencement of Fed tightening. A data-dependent Fed and nervous investors, combined with foreign central banks moving opposite of the U.S., promise to keep market volatility elevated.

The early assessment of the European Central Bank’s (the “ECB”) quantitative easing program has been a resounding success as sovereign bond yields plummeted and stock markets soared. The euro area’s benchmark ten-year German bund ended the quarter at a mere 0.18% yield, with the yields of their two-year through seven-year maturities all in negative territory. Even weaker members, namely Italy and Spain, whose bond yields had surged and been downgraded a few years ago, can now raise money below that of the U.S.

The downward pressure on domestic yields resulting from depressed global rates could help to reduce the pressure on the Fed. Enabling the Fed to begin tightening short-term rates with the potential to minimize impact on intermediate and longer yields, due to the tethering of U.S. rates to those from the euro region, would be a significant benefit in our view. Although the spread between German bunds and U.S. bonds has widened, there should be a cap on this differential due to capital flows from international investors moving to the higher dollar rates when deemed attractive.

Despite this potential benefit, the strengthening U.S. dollar, which hit a 12-year high in March against a basket of major currencies, has triggered many concerns. Higher relative prices have reduced the competitiveness of domestic goods and negatively impacted exports. Importantly, the Fed is well aware of the rising dollar and its impact on trade on emerging market economies, with several Fed members having commented as such recently.

While many have downplayed the risk and believe the effect on imports and deflation to be transitory, others have stated the potential need to delay the initial rate hike due to the dollar’s impact on lowering inflation.

It is clear that recent softness in economic figures removed most expectations for a June policy liftoff. Consensus began shifting to September and was then reinforced by dovish Yellen comments and reduced Fed forecasts. Facing heightened pressure on many fronts, the consequences of a policy error could increase the probability of additional Fed oversight and reduced independence.

Even with a slight dip in growth, the Fed wants to end their zero interest rate policy. Based upon current data, sufficient progress toward reaching the Fed’s dual mandates has been made and, thus, we believe one should expect at least two hikes in 2015 with commencement no later than September.

First Western Fixed Income Fund Update

While investors experienced a rollercoaster ride in benchmark U.S. yields over the past few quarters, the six month period ended February 28, 2015 concluded with lower rates across intermediate and long-term maturities. Rapidly declining oil prices was the dominant headline during the end of 2014, prompting a meaningful selloff in energy-related equities and bonds. Strategists and investors adjusted their predictions on the timing of the Fed’s initial hike in short-term rates, with some now believing that tightening will not commence until 2016. However, the continual improvement in U.S. growth, most notably the healthy increases in monthly job creation and heightened consumer confidence, may outweigh the concerns over lower inflation. In fact, decreased energy prices act as a tax cut, adding to household disposable income and providing an additional boost to growth prospects.

Further deterioration in the economic climate of our trade partners, including Japan, China, Russia, and the euro region, could push back the timing of the Fed’s initial hike and limit the equilibrium rate. More recently, the downward pressure from overseas markets was too great to overcome and the apparent soft patch in domestic growth cemented the market’s fate. The descent of global bond yields has resulted in negative rates for numerous short and intermediate sovereign issues. Notably, the German bund benchmark ten-year yielded only 0.18% at the end of Q1 2015. The aggressive QE adopted by the ECB, purchasing nearly all net supply, has also put downward pressure on U.S. yields, even as the Fed moves closer to tightening monetary policy. Despite lower rates, maintaining a shorter duration strategy, and an underweight in Treasuries, the First Western Fixed Income Fund (FWFIX) was able to perform quite well during the period as corporate bonds and mortgage-backed securities picked up the slack. Although corporate bonds appear fairly valued, the ability to uncover certain undervalued issues and to earn yields comfortably above comparable maturity Treasury notes remains an attractive proposition for many investors. Similarly, while it is difficult to find good values in agency mortgage backed securities (“MBS”), some non-agency collateral mortgage obligations (“CMO) continue to prove beneficial to the Fund. Over the six month period ended February 28, 2015, the Fund returned 1.52%.

First Western Short Duration Bond Fund Update

The limited maturity strategy of the First Western Short Duration Bond Fund (FWSBX) does not rely on large interest rate predictions to add value. Rather, it focuses on attempting to improve yields and total returns through relative value analysis across numerous fixed income sectors. Over the past few quarters, the strategy has been to overweight “spread products.” Thus, rather than purchasing relatively low yielding Treasuries and agency notes, the Fund has held significant overweights in corporate bonds and MBS. With both benchmark Treasury yields and corporate bond spreads at compressed levels for our one to three year target maturity range, the challenge of finding additional bonds that fit our lofty yield bogey and pass our credit regimen remains daunting. Recently, certain credits that appeared fully valued were sold from the portfolio as maintaining valuation discipline continues to be important. In the MBS portion of the portfolio, for some time the better values were found in the non-agency sector. Recently, though, more attention has been paid to certain agency CMOs with prepayment characteristics that would enable these bonds to perform well in rising rate environments. In addition, as taxable municipal bonds have become more attractive relative to other fixed income sectors, we have been searching for new ideas within this space. Despite the volatility in market interest rates, the significant yield advantage of the Fund continues to prove beneficial. During the first quarter ended March 31, 2015, the narrowing of corporate bond spreads also helped drive performance, enabling FWSBX to gain 0.83% versus the 0.59% for the BofA Merrill Lynch U.S. Corp./Govt. 1-3 Years Bond Index. Over the six month period ended February 28, 2015, the Fund returned 0.59%.

Barry P. Julien, CFA
 Managing Director – Fixed Income

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end please call 1-800-292-6775.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of each Fund’s prospectus please call 1-800-292-6775 and a copy will be sent to you free of charge. Please read each prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

FIRST WESTERN FIXED INCOME FUND
Portfolio Information
February 28, 2015 (Unaudited)

Portfolio Allocation (% of Total Investments)

50%
40%
30%
20%
10%
0%
U.S. Treasury Obligations
U.S. Government Agency Obligations
Mortgage-Backed Securities
Municipal Bonds
Asset-Backed Securities
Corporate Bonds
Money Market Funds

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Bonds, 5.250%, due 02/15/29	3.0%
Impac CMB Trust, Series 2007-A-A, floating rate, due 05/25/37	1.4%
U.S. Treasury Bonds, 8.125%, due 08/15/19	1.3%
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A, floating rate, due 12/25/34	1.3%
Federal Home Loan Bank, 5.375%, due 05/15/19	1.3%
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A, floating rate, due 02/19/35	1.2%
Bear Stearns ALT-A Trust, Series 2003-6-2A1, floating rate, due 01/25/34	1.2%
U.S. Treasury Bonds, 6.250%, due 08/15/23	1.1%
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A, floating rate, due 08/25/33	1.1%
FNMA, Series 2009-96-DB, 4.000%, due 11/25/29	1.1%

FIRST WESTERN SHORT DURATION BOND FUND
Portfolio Information
February 28, 2015 (Unaudited)

Portfolio Allocation (% of Total Investments)

60%
50%
40%
30%
20%
10%
0%
Mortgage-Backed Securities
Municipal Bonds
Asset-Backed Securities
Corporate Bonds
Money Market Funds

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1, 4.750%, due 09/25/19	2.1%
Centex Home Equity Loan Trust, Series 2004-2-A3, floating rate, due 07/25/34	1.8%
FNMA, Series 2014-80-KA, 2.000%, due 03/25/44	1.5%
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1, floating rate, due 09/25/34	1.2%
Wells Fargo Mortgage Backed Securities, Series 2003-0-5A1, floating rate, due 01/25/34	1.2%
American Home Mortgage Investment Trust, Series 2004-3-6A1, 4.820%, due 10/25/34	1.1%
SBA Tower Trust, 144A, 3.598%, due 04/15/18	1.1%
First Horizon Mortgage Pass-Through Trust, Series 2003-AR3-3A1, floating rate, due 09/25/33	1.1%
Liberty Property, L.P., 6.625%, due 10/01/17	1.1%
Structured Assets Securities Corporation, Series 2003-34A-3A4, floating rate, due 11/25/33	1.1%

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments
February 28, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS — 6.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	8.125%	08/15/19	$700,000	$903,984
U.S. Treasury Notes	1.750%	05/15/23	420,000	414,816
U.S. Treasury Bonds	6.250%	08/15/23	575,000	771,713
U.S. Treasury Notes	2.250%	11/15/24	500,000	510,547
U.S. Treasury Bonds	5.250%	02/15/29	1,500,000	2,038,828
Total U.S. Treasury Obligations (Cost $4,523,877)				$4,639,888

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$289,422

Federal Home Loan Bank — 3.7%
Federal Home Loan Bank	5.375%	05/15/19	750,000	870,795
Federal Home Loan Bank	2.125%	10/24/22	430,000	421,162
Federal Home Loan Bank	2.250%	12/21/22	550,000	539,634
Federal Home Loan Bank	2.125%	03/10/23	350,000	346,194
Federal Home Loan Bank	2.500%	05/08/24	325,000	316,708
				2,494,493

Total U.S. Government Agency Obligations (Cost $2,741,546)				$2,783,915

MORTGAGE-BACKED SECURITIES — 43.6%	Coupon	Maturity	Par Value	Value
Corporate — 35.0%
ABN AMRO Mortgage Corporation,
Series 2003-12-1A	5.000%	12/25/33	$406,008	$422,146
ACE Securities Corporation,
Series 2005-SD1-M1 (a)	0.920%	11/25/50	242,651	242,749
American Home Mortgage Investment Trust,
Series 2004-4-3A (a)	0.470%	02/25/45	739,436	739,476
Bank of America Funding Corporation,
Series 2005-E 4A1 (a)	2.687%	03/20/35	237,551	237,303

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 43.6% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 35.0% (Continued)
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (b)	6.159%	04/28/36	$710,754	$711,991
BCAP, LLC Trust,
144A, Series 2009-RR2-A1 (a)	2.683%	01/21/38	101,222	101,717
Centex Home Equity Loan Trust,
Series 2004-D-AF6 (b)	4.670%	09/25/34	178,724	183,456
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-6A1 (a)	0.420%	07/25/36	54,482	53,421
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-11A1 (a)	0.520%	05/25/37	166,624	164,444
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	1.370%	11/25/34	690,590	671,461
Countrywide Home Loans, Inc.,
Series 2002-25-2A1	5.500%	11/27/17	26,937	27,566
Countrywide Home Loans, Inc.,
Series 2003-J10-2A1	5.000%	11/25/18	476,536	484,195
Countrywide Home Loans, Inc.,
Series 2003-J7-1A2	5.250%	08/25/33	116,882	119,243
Countrywide Home Loans, Inc.,
Series 2003-49-A9 (a)	2.428%	12/19/33	338,779	345,279
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-8R-5A1 (a)	6.370%	05/26/37	65,701	67,545
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-2R-2A5 (a)	2.193%	06/26/37	103,834	103,755
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	5.383%	02/15/40	243,955	257,161
CS First Boston Mortgage Securities Company,
Series 2002-AR31-4A2 (a)	2.561%	11/25/32	499,447	487,979
CS First Boston Mortgage Securities Company,
Series 2003-11-1A31	5.500%	06/25/33	183,127	190,066
DB Master Finance, LLC,
144A, Series 2015-1A-A2I	3.262%	02/20/19	325,000	325,802
FRS, LLC,
144A, Series 2013-1A-A1	1.800%	04/15/43	342,385	339,003

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 43.6% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 35.0% (Continued)
Goldman Sachs Mortgage Securities Trust,
144A, Series 2005-SEA2-A1 (a)	0.520%	01/25/45	$329,633	$322,478
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	0.828%	12/25/34	321,683	315,025
HarborView Mortgage Loan Trust,
Series 2003-1-A (a)	2.478%	05/19/33	345,498	342,440
Impac CMB Trust,
Series 2004-10-4A2 (a)	1.110%	03/25/35	406,028	385,533
Impac CMB Trust,
Series 2005-4-2A1 (a)	0.470%	05/25/35	117,221	115,013
Impac CMB Trust,
Series 2007-A-A (a)	0.420%	05/25/37	1,008,972	968,385
Impac Secured Assets Corporation,
Series 2003-3-A1 (a)	4.975%	08/25/33	153,442	160,666
JPMorgan Mortgage Trust,
Series 2004-A1-4A1 (a)	1.989%	02/25/34	682,706	673,747
JPMorgan Mortgage Trust,
Series 2004-A3-SF3 (a)	2.073%	06/25/34	324,043	320,341
JPMorgan Mortgage Trust,
144A, Series 2013-3-A3 (a)	3.474%	07/25/43	400,359	406,068
JPMorgan Re-REMIC,
144A, Series 2009-9-A1 (a)	6.000%	09/26/36	408,209	426,638
Master Adjustable Rate Mortgages Trust,
Series 2003-3-2A1 (a)	3.105%	09/25/33	438,154	440,555
Master Asset Securitization Trust,
Series 2003-5-1A1	5.500%	06/25/33	10,728	10,858
Master Asset Securitization Trust,
Series 2003-8-1A1	5.500%	09/25/33	51,396	52,895
Master Asset Securitization Trust,
Series 2004-1-3A7	5.250%	01/25/34	393,651	412,929
Mellon Residential Funding Corporation,
Series 2000-TBC2-A1 (a)	0.646%	06/15/30	382,328	363,383
Merrill Lynch Mortgage Investors Trust,
Series 2004-A3-1A (a)	2.917%	05/25/34	437,780	438,438

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 43.6% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 35.0% (Continued)
Merrill Lynch Mortgage Investors Trust,
Series 2005-A1-1A (a)	2.769%	12/25/34	$906,548	$899,117
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	0.441%	11/25/35	129,169	128,204
Nationstar Mortgage Loan Trust,
144A, Series 2013-A-A (a)	3.750%	12/25/52	370,330	380,713
New Century Home Equity Loan Trust,
Series 2005-A-A4W (a)	5.034%	08/25/35	652,435	678,020
New York Mortgage Trust,
Series 2005-3-A1 (a)	0.411%	02/25/36	556,802	513,020
Opteum Mortgage Acceptance Corporation,
Series 2005-5-2AD2 (a)	5.850%	12/25/35	550,000	562,685
RBS Commercial Funding Trust,
144A, Series 2010-RR3-MSCA (a)	5.908%	06/16/49	375,994	398,634
Residential Asset Securitization Trust,
Series 2003-A4-A3 (a)	0.570%	05/25/33	293,612	291,898
Residential Funding Mortgage Security I, Inc.,
Series 2004-S4-2A6	4.500%	04/25/19	260,842	263,465
Residential Funding Mortgage Security I, Inc.,
Series 2003-S12-3A1 (a)	3.750%	12/25/32	278,983	282,520
Securitized Asset Backed Receivables, LLC Trust,
144A, Series 2004-DO1-A1 (a)	0.731%	07/25/34	504,987	498,248
Sequoia Mortgage Trust,
Series 2004-6-A2 (a)	0.727%	07/20/34	788,501	737,566
Sequoia Mortgage Trust,
Series 2012-3 A2	3.000%	07/25/42	444,885	444,155
Sequoia Mortgage Trust,
Series 2012-4-A2 (a)	2.999%	09/25/42	375,758	370,656
Silverleaf Finance, LLC,
144A, Series 2012-D-A	3.000%	03/17/25	157,742	159,421
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A2 (a)	1.131%	08/25/33	430,366	424,393

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 43.6% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 35.0% (Continued)
Structured Asset Mortgage Investments, Inc.,
Series 2003-AR4-A1 (a)	0.867%	01/19/34	$147,049	$142,415
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR4-1A1 (a)	0.867%	12/19/34	593,245	587,695
Structured Asset Mortgage Investments II Trust,
Series 2004-AR6-A1A (a)	0.867%	02/19/35	846,203	793,247
Structured Asset Securities Corporation,
Series 1998-11-2B1 (a)	3.022%	01/26/32	96,412	90,982
Structured Asset Securities Corporation,
Series 1998-11-2B2 (a)	3.022%	01/26/32	80,068	73,620
Structured Asset Securities Corporation,
Series 2003-9A-2A1 (a)	2.352%	03/25/33	451,763	450,403
Structured Asset Securities Corporation,
Series 2003-29-5A2 (a)	5.250%	09/25/33	354,027	365,148
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-S3-3A1	5.500%	05/25/33	284,259	300,798
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-AR7-A7 (a)	2.299%	08/25/33	230,748	231,652
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-AR8-A (a)	2.383%	08/25/33	724,562	744,321
Wa-Mu Mortgage Pass-Through Certificates,
Series 2002-AR2-A (a)	1.936%	02/20/34	99,230	96,381
Wells Fargo Mortgage-Backed Securities,
Series 2003-G-A1 (a)	2.490%	06/01/33	11,908	12,012
Wells Fargo Mortgage Backed Securities,
Series 2003-J-2A7 (a)	2.506%	10/01/33	262,772	264,068
				23,616,607

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 43.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank — 0.0% (c)
FHLB, Series SK-2015-1	5.140%	08/18/15	$14,046	$14,285

Federal Home Loan Mortgage Corporation — 5.0%
FHLMC, Series 2882-UJ	4.500%	08/15/19	25,660	25,891
FHLMC, Series 2999-ND	4.500%	07/15/20	97,988	104,016
FHLMC, Series 2515-UP	5.500%	10/15/22	181,724	198,149
FHLMC, Series 2574-JN	4.500%	12/15/22	6,834	6,905
FHLMC, Series 2690-TV	4.500%	11/15/25	159,514	168,882
FHLMC, Series 3827-HA	3.500%	11/15/25	202,925	215,948
FHLMC, Series 3817-QA	4.000%	03/15/26	233,929	248,026
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	508,031
FHLMC, Series 2700-PG	4.500%	05/15/32	59,788	61,124
FHLMC, Series 2760-PD	5.000%	12/15/32	13,712	13,812
FHLMC, Series 2569-LD	5.500%	02/15/33	258,704	286,156
FHLMC, Series 3793-UA	4.000%	06/15/33	178,699	189,574
FHLMC, Series 2869-BG	5.000%	07/15/33	12,996	13,054
FHLMC, Series 2874-LD	5.000%	08/15/33	39,478	39,881
FHLMC, Series 2785-GD	4.500%	10/15/33	24,029	24,725
FHLMC, Series 3037-ND	5.000%	01/15/34	65,767	66,168
FHLMC, Series 3017-MK	5.000%	12/15/34	28,055	29,278
FHLMC, Series 4011-NP	3.000%	07/15/39	165,864	166,664
FHLMC, Series 3843-JA	4.000%	04/15/40	223,939	235,823
FHLMC, Series 4017-MA	3.000%	03/15/41	195,812	199,707
FHLMC, Series 4077-AP	4.000%	01/15/42	505,813	528,943
				3,330,757
Federal National Mortgage Association — 2.6%
FNMA, Series 2003-89-LC	4.500%	09/25/18	64,220	67,346
FNMA, Series 2003-83-PG	5.000%	06/25/23	45,401	47,586
FNMA, Series 2005-80-BA	5.000%	04/25/29	82,693	91,220
FNMA, Series 2009-96-DB	4.000%	11/25/29	689,624	741,091
FNMA, Series 2004-8-GD	4.500%	10/25/32	34,438	35,260
FNMA, Series 2005-29-QD	5.000%	08/25/33	31,650	31,704
FNMA, Series 2005-1-HE	5.000%	09/25/33	44,045	44,629
FNMA, Series 2005-86-WD	5.000%	03/25/34	44,222	44,777
FNMA, Pool #MA0584	4.500%	10/25/40	129,478	136,912
FNMA, Series 2014-80-KA	2.000%	03/25/44	413,010	415,548
FNMA, Series 2011-100QM	4.000%	10/25/50	91,242	93,737
				1,749,810

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 43.6% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 0.7%
GNMA, Series 2011-32-QA	4.500%	02/16/38	$32,385	$32,919
GNMA, Series 2009-104-KA	4.500%	08/16/39	131,188	138,946
GNMA, Series 2011-159-EA	4.000%	10/20/40	69,774	73,466
GNMA, Series 2011-138-PX	4.000%	06/20/41	231,784	241,271
				486,602
Small Business Administration — 0.3%
SBA, Series 2009-20A-1	5.720%	01/01/29	201,019	227,144

Total Mortgage-Backed Securities (Cost $29,293,092)				$29,425,205

MUNICIPAL BONDS — 2.1%	Coupon	Maturity	Par Value	Value
California Earthquake Authority, Taxable Revenue	2.805%	07/01/19	$265,000	$268,599
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	398,387
Illinois State, General Obligation	5.877%	03/01/19	400,000	443,180
Irvine, California, Unified School District, Special Tax, Revenue	5.395%	09/01/17	155,000	164,845
San Francisco City & County Redevelopment Agency	2.120%	08/01/18	125,000	124,864
Total Municipal Bonds (Cost $1,345,500)				$1,399,875

ASSET-BACKED SECURITIES — 3.2%	Coupon	Maturity	Par Value	Value
Applebees/IHOP Funding, LLC,
144A, Series 2014-1-A2	4.277%	09/05/44	$625,000	$637,830
Bear Stearns ALT-A Trust,
Series 2003-6-2A1 (a)	2.558%	01/25/34	789,622	786,831
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	0.851%	11/25/34	409,992	400,634
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	1.071%	11/25/34	281,499	271,777

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

ASSET-BACKED SECURITIES — 3.2% (Continued)	Coupon	Maturity	Par Value	Value
Vanderbilt Mortgage Finance Company,
Series 2002-B-A4	5.840%	02/01/26	$48,290	$48,834
Total Asset-Backed Securities (Cost $2,143,334)				$2,145,906

CORPORATE BONDS — 38.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 3.0%
AutoNation, Inc.	5.500%	02/01/20	$475,000	$517,750
CDK Global, Inc., 144A	3.300%	10/15/19	250,000	252,310
DIRECTV	4.450%	04/01/24	291,000	310,539
Marriott International, Inc.	3.375%	10/15/20	525,000	547,937
QVC, Inc.	5.125%	07/02/22	350,000	370,989
				1,999,525
Energy — 2.8%
El Paso, LLC	6.500%	09/15/20	143,000	164,984
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	475,000	495,999
Markwest Energy Partners, L.P.	6.500%	08/15/21	470,000	498,200
Tesoro Corporation	4.250%	10/01/17	234,000	243,360
Williams Partners, L.P.	4.000%	11/15/21	500,000	512,695
				1,915,238
Financials — 15.6%
Air Lease Corporation	4.250%	09/15/24	570,000	587,100
Ally Financial, Inc.	3.500%	01/27/19	300,000	300,750
Apollo Investment Corporation	5.250%	03/03/25	500,000	497,439
Ares Capital Corporation	4.875%	11/30/18	240,000	254,556
Ares Capital Corporation, CV	4.375%	01/15/19	285,000	295,509
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	510,000	533,124
Aviation Capital Group Corporation, 144A	6.750%	04/06/21	500,000	569,313
Bank of America Corporation	4.250%	10/22/26	450,000	461,136
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	600,000	607,500
Fairfax Financial Holdings, Ltd., 144A	4.875%	08/13/24	525,000	515,041
Fidelity National Information Services, Inc.	3.875%	06/05/24	440,000	450,192
First American Financial Corporation	4.600%	11/15/24	225,000	231,982
Icahn Enterprises Holdings, L.P.	4.875%	03/15/19	525,000	540,120

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 38.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 15.6% (Continued)
International Lease Finance Corporation, 144A	7.125%	09/01/18	$440,000	$500,500
JPMorgan Chase & Company	3.125%	01/23/25	525,000	519,403
Lender Processing Services, Inc.	5.750%	04/15/23	550,000	583,688
Morgan Stanley	5.500%	07/24/20	425,000	485,448
Navient Corporation	5.000%	10/26/20	350,000	354,375
RLI Corporation	4.875%	09/15/23	225,000	234,217
SVB Financial Group	3.500%	01/29/25	500,000	493,732
TIAA-CREF Asset Management Finance Company, LLC, 144A	4.125%	11/01/24	460,000	485,818
W. P. Carey, Inc.	4.600%	04/01/24	475,000	492,383
Webster Financial Corporation	4.375%	02/15/24	535,000	542,020
				10,535,346
Health Care — 0.7%
HCA, Inc.	4.250%	10/15/19	450,000	465,750

Industrials — 4.2%
AA Aircraft Financing, 144A, Series 2013-1L	3.596%	11/01/17	409,661	415,805
Air Canada, 144A, Series 2013-1B	5.375%	11/15/22	323,111	339,267
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	416,844	449,150
Continental Airlines, Inc., Series 1998-1	6.748%	03/15/17	228,925	239,501
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	318,694	350,946
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	351,013	392,468
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	300,000	312,750
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	303,404	327,676
				2,827,563
Information Technology — 1.8%
Activision Blizzard, Inc., 144A	6.125%	09/15/23	350,000	387,187
Baidu, Inc.	3.250%	08/06/18	500,000	514,900
Seagate HDD Cayman	3.750%	11/15/18	300,000	306,510
				1,208,597
Materials — 1.6%
Rockwood Specialties Group, Inc.	4.625%	10/15/20	581,000	603,804
Westlake Chemical Corporation	3.600%	07/15/22	500,000	500,412
				1,104,216

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 38.8% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate — 5.7%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	$495,000	$500,174
American Tower Trust I, 144A	3.070%	03/15/23	500,000	498,492
AvalonBay Communities, Inc.	3.500%	11/15/24	530,000	542,799
DCT Industrial Operating Partnership, L.P.	4.500%	10/15/23	500,000	528,325
Essex Portfolio, L.P.	3.875%	05/01/24	450,000	471,185
Healthcare Trust of America	3.700%	04/15/23	500,000	498,377
Sabra Capital Corporation	5.500%	02/01/21	350,000	373,625
WEA Finance, LLC, 144A	2.700%	09/17/19	400,000	403,527
				3,816,504
Telecommunication Services — 3.4%
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	555,000	606,061
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	536,109	550,687
SBA Tower Trust, 144A	3.598%	04/15/18	500,000	498,455
Starz, LLC	5.000%	09/15/19	300,000	309,000
Tencent Holdings, Ltd., 144A	3.800%	02/11/25	300,000	305,681
				2,269,884

Total Corporate Bonds (Cost $25,610,565)				$26,142,623

FIRST WESTERN FIXED INCOME FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 3.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (d) (Cost $2,201,881)	2,201,881	$2,201,881

Total Investments at Value — 102.0% (Cost $67,859,795)		$68,739,293

Liabilities in Excess of Other Assets — (2.0%)		(1,325,803)

Net Assets — 100.0%		$67,413,490

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

CV - Convertible Security.
(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2015.
(b)	Step coupon.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of February 28, 2015.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments
February 28, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — 45.5%	Coupon	Maturity	Par Value	Value
Corporate — 40.6%
ACE Securities Corporation,
Series 2003-NC1-A2A (a)	1.010%	07/25/33	$234,621	$227,817
ACE Securities Corporation,
Series 2005-SD1-M1 (a)	0.920%	11/25/50	194,121	194,199
Adjustable Rate Mortgage Trust,
Series 2005-3-8A2 (a)	0.411%	07/25/35	540,194	523,746
American General Mortgage Loan Trust,
144A, Series 2010-1A-A2 (a)	5.649%	03/25/58	150,828	151,503
American Home Mortgage Investment Trust,
Series 2004-3 6A1	4.820%	10/25/34	733,612	757,976
American Home Mortgage Investment Trust,
Series 2005-1-5A1 (a)	2.357%	06/25/45	376,701	372,447
Bank of America Funding Corporation,
Series 2005-E 4A1 (a)	2.687%	03/20/35	440,383	439,923
Bank of America Funding Corporation,
144A, Series 2009-R6-3A1 (a)	1.992%	01/26/37	78,639	78,521
Bank of America Mortgage Securities, Inc.,
Series 2004-1-2A1 (a)	5.500%	02/25/34	411,858	419,931
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (b)	6.159%	04/28/36	236,918	237,330
BCAP, LLC Trust,
144A, Series 2009-RR2-A1 (a)	2.683%	01/21/38	222,688	223,778
BCRR Trust,
144A, Series 2009-1-2A1 (a)	5.857%	07/17/40	179,730	186,559
Bear Stearns Asset-Backed Securities Trust,
Series 2004-B01-M2 (a)	0.920%	10/25/34	85,000	83,248
Centex Home Equity Loan Trust,
Series 2004-2-A3 (a)	0.650%	07/25/34	1,218,014	1,176,555
Centex Home Equity Loan Trust,
Series 2004-D-AF6 (b)	4.670%	09/25/34	80,426	82,555
CIT Group Home Equity Loan Trust,
Series 2003-1-A4 (b)	3.930%	03/20/32	107,282	109,265

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 45.5% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 40.6% (Continued)
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-12A1 (a)	2.612%	07/25/36	$80,149	$80,402
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-4A1 (a)	2.701%	04/25/37	188,966	189,366
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-11A1 (a)	0.520%	05/25/37	111,082	109,629
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	1.370%	11/25/34	440,366	428,169
Countrywide Home Loans, Inc.,
Series 2003-15-2A1 (a)	5.000%	06/25/18	125,879	127,134
Countrywide Home Loans, Inc.,
Series 2004-J7-3A1 (a)	5.000%	09/25/19	479,521	495,116
Countrywide Home Loans, Inc.,
Series 2003-J6-1A1 (a)	5.500%	08/25/33	75,872	79,364
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-8R-5A1 (a)	6.370%	05/26/37	195,460	200,945
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-2R-2A5 (a)	2.193%	06/26/37	86,016	85,951
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	5.383%	02/15/40	243,955	257,161
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5-A4	5.695%	09/15/40	100,000	107,624
Credit Suisse First Boston Mortgage Securitization,
Series 2004-6-2A1	4.750%	09/25/19	1,336,250	1,374,559
Credit Suisse First Boston Mortgage Securitization,
Series 2004-AR8-2A1 (a)	2.465%	09/25/34	806,867	803,352
Credit Suisse First Boston Mortgage Securitization,
Series 2005-6-1A2 (a)	0.441%	07/25/35	106,395	102,962
Credit Suisse First Boston Securities Corporation Mortgage Trust,
144A, Series 2009-3R-25A1 (a)	2.700%	07/27/36	282,022	286,736

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 45.5% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 40.6% (Continued)
Credit Suisse Mortgage Trust,
144A, Series 2010-16-A4 (a)	3.785%	06/25/50	$650,000	$660,570
Credit-Based Asset Servicing and Securitization, LLC,
Series 2005-CB5-AV2 (a)	0.430%	08/25/35	32,411	32,353
DB Master Finance, LLC,
Series 2015-1A-A2I	3.262%	02/20/19	625,000	626,542
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3-3A1 (a)	2.565%	09/25/33	724,568	729,671
FRS, LLC,
144A, Series 2013-1A-A1	1.800%	04/15/43	136,954	135,601
Goldman Sachs Mortgage Loan Trust,
Series 2003-13-1A1 (a)	2.592%	10/25/33	241,361	244,876
Goldman Sachs Mortgage Loan Trust,
Series 2004-10F-7A1 (a)	5.500%	09/25/34	212,860	221,574
Goldman Sachs Mortgage Loan Trust,
Series 2005-5F-8A2 (a)	0.671%	06/25/35	366,661	358,672
Goldman Sachs Mortgage Securities Trust,
Series 2005-SEA2-A1 (a)	0.520%	01/25/45	264,124	258,391
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	0.828%	12/25/34	214,456	210,016
Harborview Mortgage Loan Trust,
Series 2004-4-2A (a)	0.727%	06/19/34	176,528	163,906
Home Loan Servicing Solutions Ltd.,
144A, Series 2012-T2-D2	4.940%	10/15/45	200,000	200,020
Home Loan Servicing Solutions Ltd.,
144A, Series 2013-T3-C3	2.388%	05/15/46	150,000	142,219
Impac CMB Trust,
Series 2007-A-A (a)	0.420%	05/25/37	620,906	595,929
Jefferies & Company,
144A, Series 2009-R9-1A1 (a)	2.238%	08/26/46	133,077	134,466
JPMorgan Mortgage Trust,
Series 2003-A1-4A5 (a)	2.016%	10/25/33	348,807	343,902
JPMorgan Re-REMIC,
144A, Series 2009-9-A1 (a)	6.000%	09/26/36	102,052	106,660

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 45.5% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 40.6% (Continued)
JPMorgan Re-REMIC,
144A, Series 2009-7-8A1 (a)	2.799%	01/27/47	$93,128	$93,660
MASTR Asset Securitization Trust,
Series 2003-8-2A1	4.500%	09/25/18	341,393	349,230
MASTR Asset Securitization Trust,
Series 2004-8-3A1	5.250%	08/25/19	677,046	700,101
MASTR Asset Securitization Trust,
Series 2003-12-1A1	5.250%	12/25/24	305,313	317,919
MASTR Specialized Loan Trust,
144A, Series 2005-3-A1 (a)	0.531%	11/25/35	180,383	171,509
Mellon Residential Funding Corporation,
144A, Series 2000-TBC2-A1 (a)	0.646%	06/15/30	229,397	218,030
Merrill Lynch Credit Corporation Mortgage Investors, Inc.,
Series 2003-B-A1 (a)	0.851%	04/25/28	230,633	223,123
Morgan Stanley Capital, Inc.,
Series 2004-SD2-A (a)	1.071%	04/25/34	123,411	122,479
Morgan Stanley Capital, Inc.,
Series 2005-HE2-A1MZ (a)	0.690%	01/25/35	344,981	333,113
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	0.441%	11/25/35	129,278	128,312
New Century Home Equity Loan Trust,
Series 2005-A-A4W (a)	5.034%	08/25/35	326,217	339,010
Orange Lake Timeshare Trust,
144A, Series 2012-AA-A (a)	3.450%	03/10/27	108,119	111,218
Park Place Securities, Inc.,
Series 2005-WHQ1-M2 (a)	0.668%	03/25/35	84,784	84,143
Provident Funding Mortgage Loan Trust,
Series 2003-1-A (a)	2.496%	08/25/33	284,081	293,139
RBS Commercial Funding Trust,
144A, Series 2010-RR3-MSCA (a)	5.908%	06/16/49	281,995	298,975
RBSSP Resecuritization Trust,
144A, Series 2010-3-4A1 (a)	2.910%	12/26/35	669,287	668,926
RBSSP Resecuritization Trust,
144A, Series 2009-2-2A1 (a)	5.500%	05/26/36	226,533	233,320

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 45.5% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 40.6% (Continued)
Residential Asset Mortgage Products, Inc.,
Series 2004-RS12-AI6	4.547%	12/25/34	$69,986	$70,817
Residential Asset Mortgage Products, Inc.,
Series 2005-SP3-A3 (a)	0.560%	12/25/35	66,259	65,550
Residential Asset Securities Corporation,
Series 2003-KS10-AI6	4.540%	12/25/33	76,730	78,972
Residential Funding Mortgage Security I, Inc.,
Series 2003-S12-3A1	3.750%	12/25/32	325,965	330,098
Residential Funding Mortgage Security I, Inc.,
Series 2004-S2-A9	5.500%	03/25/34	278,734	285,223
Security National Mortgage Loan Trust,
144A, Series 2006-3A-A1 (a)	0.451%	01/25/37	106,163	105,672
Sequoia Mortgage Trust,
Series 2010-H1-A1 (a)	1.991%	02/25/40	49,529	49,107
Sequoia Mortgage Trust,
Series 2012-4-A2 (a)	2.999%	09/25/42	349,542	344,796
Silverleaf Finance, LLC,
144A, Series 2012-D-A	3.000%	03/17/25	37,858	38,261
Soundview Home Equity Loan Trust,
Series 2003-2-A2 (a)	1.470%	11/25/33	133,485	132,179
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12-3A3 (a)	2.419%	09/25/34	395,970	394,936
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A2 (a)	1.131%	08/25/33	645,550	636,589
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A3 (a)	0.870%	08/25/33	233,115	228,660
Structured Asset Securities Corporation,
Series 2003-29-5A2	5.250%	09/25/33	649,323	669,720
Structured Asset Securities Corporation,
Series 2003-34A-3A4 (a)	2.478%	11/25/33	729,197	715,689

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 45.5% (Continued)	Coupon	Maturity	Par Value	Value
Corporate — 40.6% (Continued)
Structured Asset Securities Corporation,
Series 2004-GEL3-A (a)	1.128%	08/25/34	$206,628	$203,439
Truman Capital Mortgage Loan Trust,
144A, Series 2005-1-A (a)	0.600%	03/25/37	240,648	234,766
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-AR7-A7 (a)	2.299%	08/25/33	421,756	423,408
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-AR8-A (a)	2.383%	08/25/33	266,944	274,224
Wa-Mu Mortgage Pass-Through Certificates,
Series 2002-AR2-A (a)	1.936%	02/27/34	104,452	101,454
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-MS3-2A1	5.250%	03/25/18	310,887	315,804
Wells Fargo Home Equity Trust,
Series 2004-2-AI6 (a)	5.000%	10/25/34	30,298	30,400
Wells Fargo Mortgage Backed Securities,
Series 2005-2-2A1	4.750%	04/25/20	412,871	424,458
Wells Fargo Mortgage Backed Securities,
Series 2003-0-5A1 (a)	2.490%	01/25/34	805,941	800,449
Wells Fargo Mortgage Backed Securities,
Series 2004-K-2A12 (a)	2.615%	07/25/34	121,029	120,970
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10-2A2 (a)	2.614%	06/25/35	185,493	188,486
				27,109,525
Federal Home Loan Mortgage Corporation — 1.9%
FHLMC, Series 3861-A	4.500%	01/15/29	133,258	137,461
FHLMC, Series 3837-JA	4.000%	05/15/38	412,035	432,171
FHLMC, Series 4312-GA	2.500%	12/15/41	685,202	691,743
				1,261,375
Federal National Mortgage Association — 2.3%
FNMA, Series 2004-9-DH	4.000%	06/25/33	203,463	213,368

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MORTGAGE-BACKED SECURITIES — 45.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 2.3% (Continued)
FNMA, Series 2011-15-W (a)	3.496%	06/25/39	$371,872	$387,323
FNMA, Series 2014-80-KA	2.000%	03/25/44	971,787	977,761
				1,578,452
Government National Mortgage Association — 0.3%
GNMA, Series 2011-159-EA	4.000%	10/20/40	174,435	183,665

Small Business Administration — 0.4%
SBA, Series 2002-20K (a)	5.080%	11/01/22	252,502	271,267

Total Mortgage-Backed Securities (Cost $30,365,009)				$30,404,284

MUNICIPAL BONDS — 3.0%	Coupon	Maturity	Par Value	Value
Califonia Earthquake Authority, Taxable Revenue	1.824%	07/01/17	$425,000	$426,385
Illinois State, General Obligation	5.163%	02/01/18	465,000	496,425
San Francisco City & County Redevelopment Agency	2.120%	08/01/18	625,000	624,319
Walnut Valley Unified School District, General Obligation	2.000%	08/01/18	430,000	430,069
Total Municipal Bonds (Cost $1,980,455)				$1,977,198

ASSET-BACKED SECURITIES — 0.2%	Coupon	Maturity	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	0.851%	11/25/34	$76,874	$75,119
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	1.071%	11/25/34	102,198	98,668
Total Asset-Backed Securities (Cost $175,353)				$173,787

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 48.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 5.7%
AutoNation, Inc.	6.750%	04/15/18	$557,000	$626,179
Brinker International, Inc.	2.600%	05/15/18	350,000	350,897
Expedia, Inc.	7.456%	08/15/18	500,000	578,431
IAC/InterActiveCorp	4.875%	11/30/18	400,000	414,000
McGraw-Hill Companies, Inc. (The)	5.900%	11/15/17	500,000	549,588
MGM Resorts International	10.000%	11/01/16	250,000	278,750
Tencent Holdings Ltd., 144A	3.375%	03/05/18	600,000	619,167
Wyndham Worldwide Corporation	2.950%	03/01/17	380,000	388,050
				3,805,062
Consumer Staples — 1.1%
Kroger Company (The)	7.000%	05/01/18	250,000	285,345
Kroger Company (The)	6.800%	12/15/18	381,000	446,759
				732,104
Energy — 3.1%
Chesapeake Energy Corporation	6.500%	08/15/17	250,000	266,250
Kinder Morgan, Inc.	7.250%	06/01/18	450,000	513,830
Ras Laffan Liquefied Natural Gas Company Ltd. III, 144A	5.832%	09/30/16	246,350	255,588
Spectra Energy Capital, LLC	6.200%	04/15/18	515,000	571,684
Tesoro Corporation	4.250%	10/01/17	250,000	260,000
WPX Energy, Inc.	5.250%	01/15/17	200,000	204,000
				2,071,352
Financials — 12.6%
Air Lease Corporation	5.625%	04/01/17	500,000	535,000
Apollo Investment Corporation, CV	5.750%	01/15/16	680,000	697,000
Ares Capital Corporation	4.875%	11/30/18	250,000	265,163
Ares Capital Corporation, CV	4.375%	01/15/19	250,000	259,219
Aviation Capital Group Corporation, 144A	3.875%	09/27/16	390,000	399,362
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	300,000	313,546
Bank of America Corporation	5.300%	03/15/17	550,000	590,398
CIT Group, Inc.	5.000%	05/15/17	250,000	260,000
Citigroup, Inc.	6.000%	08/15/17	600,000	661,755
Deutsche Bank Trust Corporation	7.500%	11/15/15	300,000	312,260
Fairfax Financial Holdings, Ltd.	7.375%	04/15/18	550,000	618,758
Fidelity National Financial, Inc.	6.600%	05/15/17	563,000	616,176
First Republic Bank	2.375%	06/17/19	300,000	302,098
GATX Financial Corporation	2.375%	07/30/18	190,000	191,580
Icahn Enterprises, L.P.	3.500%	03/15/17	450,000	455,625

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 48.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 12.6% (Continued)
International Lease Finance Corporation, 144A	6.750%	09/01/16	$300,000	$318,750
Morgan Stanley	5.450%	01/09/17	560,000	600,688
Murray Street Investment Trust I (b)	4.647%	03/09/17	600,000	637,708
TIAA-CREF Asset Management Finance Company, LLC, 144A	2.950%	11/01/19	250,000	255,193
Westpac Banking Corporation, 144A	5.300%	10/15/15	115,000	118,430
				8,408,709
Health Care — 1.4%
Capella Healthcare, Inc.	9.250%	07/01/17	250,000	260,000
HCA, Inc.	4.250%	10/15/19	275,000	284,625
Humana, Inc.	7.200%	06/15/18	340,000	395,645
				940,270
Industrials — 9.8%
AA Aircraft, Series 2013-1L	3.596%	11/01/17	195,076	198,003
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	40,987	46,726
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	353,258	380,635
Continental Airlines, Inc., Series 2001-1	7.373%	12/15/15	528,525	547,657
Continental Airlines, Inc., Series 2009-1	9.000%	07/08/16	110,785	121,032
Continental Airlines, Inc., Series 1998-1	6.748%	03/15/17	515,081	538,878
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	114,538	118,042
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	90,061	96,816
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	79,990	89,189
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	72,623	81,200
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	572,577	612,657
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	158,063	182,563
Domtar Corporation	10.750%	06/01/17	425,000	500,131
Ford Motor Credit Company, LLC	2.145%	01/09/18	400,000	404,336
General Motors Financial Company, Inc.	3.250%	05/15/18	525,000	536,156

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 48.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 9.8% (Continued)
Masco Corporation	6.125%	10/03/16	$500,000	$533,750
Packaging Corporation of America	6.500%	03/15/18	500,000	561,421
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	325,000	338,813
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	191,628	210,791
Weyerhaeuser Company	6.950%	08/01/17	413,000	461,940
				6,560,736
Information Technology — 2.5%
Baidu, Inc.	3.250%	08/06/18	650,000	669,369
KLA-Tencor Corporation	2.375%	11/01/17	500,000	507,121
Seagate HDD Cayman	3.750%	11/15/18	500,000	510,850
				1,687,340
Materials — 1.0%
Cytec Industries, Inc.	8.950%	07/01/17	157,000	178,513
Vulcan Materials Company	7.000%	06/15/18	425,000	476,000
				654,513
Real Estate — 4.6%
American Tower Corporation	7.000%	10/15/17	625,000	705,061
First Industrial, L.P.	5.950%	05/15/17	430,000	465,947
Hospitality Properties Trust	5.625%	03/15/17	525,000	560,750
Liberty Property, L.P.	6.625%	10/01/17	646,000	721,328
National Retail Properties, Inc.	6.875%	10/15/17	293,000	328,609
PPF Funding, Inc., 144A	5.700%	04/15/17	234,000	248,687
				3,030,382
Telecommunication Services — 5.3%
CC Holdings GS V, LLC	2.381%	12/15/17	500,000	505,276
Cox Communications, Inc., 144A	6.250%	06/01/18	500,000	563,799
Digicel, Ltd., 144A	8.250%	09/01/17	275,000	281,875
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	482,498	495,618
Qwest Corporation	6.500%	06/01/17	590,000	642,750
SBA Tower Trust, 144A	3.598%	04/15/18	750,000	747,682
WCP Wireless Site Fund, 144A	6.829%	11/15/15	300,000	306,757
				3,543,757
Utilities — 1.4%
AES Corporation (The) (a)	3.233%	06/01/19	325,000	320,125
Otter Tail Corporation	9.000%	12/15/16	543,000	610,340
				930,465

Total Corporate Bonds (Cost $32,316,220)				$32,364,690

FIRST WESTERN SHORT DURATION BOND FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 1.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (c) (Cost $1,248,218)	1,248,218	$1,248,218

Total Investments at Value — 99.1% (Cost $66,085,255)		$66,168,177

Other Assets in Excess of Liabilities — 0.9%		584,276

Net Assets — 100.0%		$66,752,453

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

CV - Convertible Security.
(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2015.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of February 28, 2015.
See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST
Statements of Assets and Liabilities
February 28, 2015 (Unaudited)

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
ASSETS
Investments in securities:
At amortized cost	$67,859,795	$66,085,255
At value (Note 2)	$68,739,293	$66,168,177
Cash	—	48,585
Dividends and interest receivable	438,300	553,190
Receivable for capital shares sold	89,400	460,599
Receivable for investment securities sold	3,580,407	—
Other assets	23,152	22,561
TOTAL ASSETS	72,870,552	67,253,112

LIABILITIES
Dividends payable	37,366	20,682
Payable for capital shares redeemed	1,313,388	442,375
Payable for investment securities purchased	4,067,185	—
Payable to Adviser (Note 4)	9,764	9,822
Payable to administrator (Note 4)	9,585	8,860
Other accrued expenses	19,774	18,920
TOTAL LIABILITIES	5,457,062	500,659

NET ASSETS	$67,413,490	$66,752,453

Net assets consist of:
Paid-in capital	$66,396,108	$66,761,010
Accumulated net investment income	327	240
Accumulated net realized gains (losses) from security transactions	137,557	(91,719)
Net unrealized appreciation on investments	879,498	82,922
Net assets	$67,413,490	$66,752,453

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,828,833	6,668,740

Net asset value, offering price, and redemption price per share (Note 2)	$9.87	$10.01

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST
Statements of Operations
For the Six Months Ended February 28, 2015 (Unaudited)

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
INVESTMENT INCOME
Interest	$1,031,963	$822,705
Dividends	70	59
	1,032,033	822,764
EXPENSES
Investment advisory fees (Note 4)	169,651	115,275
Administration fees (Note 4)	33,941	32,986
Pricing costs	21,454	21,749
Fund accounting fees (Note 4)	17,892	16,803
Professional fees	15,431	15,431
Registration and filing fees	14,053	13,591
Custodian and bank service fees	14,482	12,322
Transfer agent fees (Note 4)	7,500	6,000
Trustees’ fees (Note 4)	5,000	5,000
Compliance service fees (Note 4)	3,000	3,000
Insurance expense	3,125	2,615
Reports to shareholders	2,762	2,365
Postage and supplies	2,375	2,287
Other expenses	1,976	1,976
TOTAL EXPENSES	312,642	251,400
Less fee reductions by the Adviser (Note 4)	(109,061)	(53,785)
NET EXPENSES	203,581	197,615

NET INVESTMENT INCOME	828,452	625,149

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	346,653	(22,091)
Net change in unrealized appreciation (depreciation) on investments	(112,554)	(198,127)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	234,099	(220,218)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,062,551	$404,931

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND
Statements of Changes in Net Assets

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
FROM OPERATIONS
Net investment income	$828,452	$1,443,028
Net realized gains from security transactions	346,653	687,987
Net change in unrealized appreciation (depreciation) on investments	(112,554)	1,831,525
Net increase in net assets from operations	1,062,551	3,962,540

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(937,753)	(1,685,735)
From net realized gains on investments	(517,362)	(557,170)
Decrease in net assets from distributions to shareholders	(1,455,115)	(2,242,905)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,985,928	18,476,942
Reinvestments of distributions to shareholders	1,116,784	1,745,354
Payments for shares redeemed	(10,861,951)	(15,685,314)
Net increase in net assets from capital share transactions	3,240,761	4,536,982

TOTAL INCREASE IN NET ASSETS	2,848,197	6,256,617

NET ASSETS
Beginning of period	64,565,293	58,308,676
End of period	$67,413,490	$64,565,293

ACCUMULATED NET INVESTMENT INCOME	$327	$3,083

CAPITAL SHARE ACTIVITY
Shares sold	1,313,244	1,886,461
Shares issued in reinvestment of distributions to shareholders	113,334	178,230
Shares redeemed	(1,099,150)	(1,597,350)
Net increase in shares outstanding	327,428	467,341
Shares outstanding, beginning of period	6,501,405	6,034,064
Shares outstanding, end of period	6,828,833	6,501,405

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND
Statements of Changes in Net Assets

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
FROM OPERATIONS
Net investment income	$625,149	$773,571
Net realized gains (losses) from security transactions	(22,091)	161,296
Net change in unrealized appreciation (depreciation) on investments	(198,127)	459,004
Net increase in net assets from operations	404,931	1,393,871

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(697,095)	(837,991)
From net realized gains on investments	(89,542)	—
Decrease in net assets from distributions to shareholders	(786,637)	(837,991)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,988,112	55,641,684
Reinvestments of distributions to shareholders	660,789	712,826
Payments for shares redeemed	(14,836,669)	(17,287,958)
Net increase in net assets from capital share transactions	3,812,232	39,066,552

TOTAL INCREASE IN NET ASSETS	3,430,526	39,622,432

NET ASSETS
Beginning of period	63,321,927	23,699,495
End of period	$66,752,453	$63,321,927

ACCUMULATED NET INVESTMENT INCOME	$240	$2,407

CAPITAL SHARE ACTIVITY
Shares sold	1,791,955	5,542,287
Shares issued in reinvestment of distributions to shareholders	65,959	70,963
Shares redeemed	(1,478,703)	(1,720,335)
Net increase in shares outstanding	379,211	3,892,915
Shares outstanding, beginning of period	6,289,529	2,396,614
Shares outstanding, end of period	6,668,740	6,289,529

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND
Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Period Ended August 31, 2013 (a)
Net asset value at beginning of period	$9.93		$9.66	$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.23	0.17
Net realized and unrealized gains (losses) on investments	0.02		0.39	(0.28)
Total from investment operations	0.14		0.62	(0.11)

Less distributions:
From net investment income	(0.13)		(0.26)	(0.23)
From net realized gains on investments	(0.07)		(0.09)	—
Total distributions	(0.20)		(0.35)	(0.23)

Net asset value at end of period	$9.87		$9.93	$9.66

Total return (b)	1.52	%(c)	6.58%	(1.08%	)(c)

Net assets at end of period (000’s)	$67,413		$64,565	$58,309

Ratio of total expenses to average net assets (d)	0.92	%(e)	0.95%	1.07	%(e)

Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.60	%(e)

Ratio of net investment income to average net assets	2.44	%(e)	2.30%	1.86	%(e)

Portfolio turnover rate	94	%(c)	421%	340	%(c)

(a)	Represents the period from the commencement of operations (November 1, 2012) through August 31, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(c)	Not annualized.
(d)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(e)	Annualized.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND
Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Period Ended August 31, 2013 (a)
Net asset value at beginning of period	$10.07		$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.18	0.05
Net realized and unrealized gains (losses) on investments	(0.03)		0.19	(0.11)
Total from investment operations	0.06		0.37	(0.06)

Less distributions:
From net investment income	(0.11)		(0.19)	(0.05)
From net realized gains on investments	(0.01)		—	—
Total distributions	(0.12)		(0.19)	(0.05)

Net asset value at end of period	$10.01		$10.07	$9.89

Total return (b)	0.59	%(c)	3.77%	(0.58%	)(c)

Net assets at end of period (000’s)	$66,752		$63,322	$23,699

Ratio of total expenses to average net assets (d)	0.76	%(e)	0.89%	1.26	%(e)

Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.60	%(e)

Ratio of net investment income to average net assets	1.90	%(e)	1.81%	1.64	%(e)

Portfolio turnover rate	27	%(c)	61%	19	%(c)

(a)	Represents the period from the commencement of operations (April 26, 2013) through August 31, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees and reimbursed expenses, the total returns would have been lower.

(c)	Not annualized.
(d)	Ratios were determined based on expenses prior to any fee reductions and expense reimbursements by the Adviser (Note 4).
(e)	Annualized.
See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements
February 28, 2015 (Unaudited)

1. Organization

First Western Fixed Income Fund and First Western Short Duration Bond Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of The First Western Funds Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012. First Western Fixed Income Fund commenced operations on November 1, 2012. First Western Short Duration Bond Fund commenced operations on April 26, 2013.

The investment objective of First Western Fixed Income Fund is total return. The investment objective of First Western Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by the Adviser under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs

•  Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2015:

First Western Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,639,888	$—	$4,639,888
U.S. Government Agency Obligations	—	2,783,915	—	2,783,915
Mortgage-Backed Securities	—	29,425,205	—	29,425,205
Municipal Bonds	—	1,399,875	—	1,399,875
Asset-Backed Securities	—	2,145,906	—	2,145,906
Corporate Bonds	—	26,142,623	—	26,142,623
Money Market Funds	2,201,881	—	—	2,201,881
Total	$2,201,881	$66,537,412	$—	$68,739,293

First Western Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$30,404,284	$—	$30,404,284
Municipal Bonds	—	1,977,198	—	1,977,198
Asset-Backed Securities	—	173,787	—	173,787
Corporate Bonds	—	32,364,690	—	32,364,690
Money Market Funds	1,248,218	—	—	1,248,218
Total	$1,248,218	$64,919,959	$—	$66,168,177

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

As of February 28, 2015, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 28, 2015 and August 31, 2014 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total DIstributions
First Western Fixed Income Fund:
February 28, 2015	$1,439,035	$16,080	$1,455,115
August 31, 2014	$2,104,531	$138,374	$2,242,905

First Western Short Duration Bond Fund:
February 28, 2015	$769,925	$16,712	$786,637
August 31, 2014	$837,991	$—	$837,991

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2015:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
Tax cost of portfolio investments	$67,859,795	$66,085,255
Gross unrealized appreciation	$1,146,687	$369,292
Gross unrealized depreciation	(267,189)	(286,370)
Net unrealized appreciation on investments	879,498	82,922
Accumulated ordinary income	37,693	20,921
Other gains (losses)	137,557	(91,719)
Other temporary differences	(37,366)	(20,682)
Accumulated earnings	$1,017,382	$(8,557)

The difference between accumulated net investment income in the financial statements and accumulated ordinary income on a tax basis is due to the differing tax treatment of the timing of tax deductions for dividends payable as of February 28, 2015.

For the six months ended February 28, 2015, First Western Fixed Income Fund and First Western Short Duration Bond Fund reclassified $106,545 and $69,779, respectively, of accumulated net investment income against accumulated net realized gains from security transactions on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are due to the tax treatment of paydown adjustments. Such reclassifications had no effect on the Funds’ net assets or net asset value per share.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended August 31, 2013 and August 31, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2015, cost of purchases and proceeds from sales and maturities of investment securities other than short-term investments and U.S. government securities were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
Purchases of investment securities	$62,072,730	$19,171,568
Proceeds from sales and maturities of investment securities	$60,928,873	$16,134,608

During the six months ended February 28, 2015, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
Purchases of investment securities	$2,911,708	$2,188,151
Proceeds from sales and maturities of investment securities	$1,485,028	$1,538,256

4. Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

TRUSTEES’ COMPENSATION

Each Fund pays each Trustee who is not affiliated with the Adviser $5,000 annually, plus reimbursement of travel and other expenses incurred in attending meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Funds.

INVESTMENT ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, First Western Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets.

The Adviser has contractually agreed until January 1, 2016 to reduce its investment advisory fees and to pay each Fund’s operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of each Fund’s average daily net assets. During the six months ended February 28, 2015, the Adviser reduced its advisory fees by $109,061 and $53,785 for First Western Fixed Income Fund and First Western Short Duration Bond Fund, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the expense limitation of 0.60% per annum. As of February 28, 2015, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $547,746 and $219,876 for First Western Fixed Income Fund and First Western Short Duration Bond Fund, respectively. The Adviser may recover these amounts no later than the dates stated below:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund
August 21, 2015	$30,253	$—
August 31, 2016	190,992	41,170
August 31, 2017	217,440	124,921
February 28, 2018	109,061	53,785
	$547,746	$219,876

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Adviser. The Trust reimburses the Adviser $12,000 annually for the services provided by the CCO to the Trust.

OTHER SERVICE PROVIDERS

Ultimus provides fund administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for each Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Bank Line of Credit

First Western Fixed Income Fund and First Western Short Duration Bond Fund each have an uncommitted $3,500,000 senior secured line of credit with its custodian bank. Borrowings under these arrangements bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. During the six months ended February 28, 2015, First Western Fixed Income Fund and First Western Short Duration Bond Fund did not borrow under their respective lines of credit.

FIRST WESTERN FUNDS TRUST
Notes to Financial Statements (Continued)

7. Risks Associated with Mortgage-Backed Securities

The Funds invest in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of February 28, 2015, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 43.6% and 45.5%, respectively, of the value of their net assets invested in mortgage-backed securities.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FIRST WESTERN FUNDS TRUST
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2014) and held until the end of the period (February 28, 2015).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

FIRST WESTERN FUNDS TRUST
About Your Funds’ Expenses (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

First Western Fixed Income Fund

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
Based on Actual Fund Return	$1,000.00	$1,015.20	0.60%	$3.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

First Western Short Duration Bond Fund

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
Based on Actual Fund Return	$1,000.00	$1,005.90	0.60%	$2.98
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST WESTERN FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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FIRST WESTERN FUNDS TRUST
Investment Adviser
First Western Capital
Management Company
1900 Avenue of the Stars
Suite 900
 Los Angeles, CA 90067

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
 1-800-292-6775

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, NW
 Washington, D.C. 20006

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
 Cincinnati, OH 45246

Custodian
US Bank NA
425 Walnut Street
 Cincinnati, OH 45202

Board of Trustees
Warren J. Olsen
David L. Henry
 Terry L. Scholes

Executive Officers
Warren J. Olsen, President
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Lené Simnioniew, Secretary
 Karen L. Garcia, Chief Compliance Officer

Item 2.	Code of Ethics.

No required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Western Funds Trust

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	April 30, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	April 30, 2015

* Print the name and title of each signing officer under his or her signature.